Annual Fund Operating Expenses - iShares MSCI Russia ETF	Aug. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	March 3, 2022February 1, 2022
iShares MSCI Russia ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.59%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1]
Acquired Fund Fees and Expenses	0.09%	[1]
Expenses (as a percentage of Assets)	0.68%	[1]
Fee Waiver or Reimbursement	(0.59%)	[1],[2]
Net Expenses (as a percentage of Assets)	0.09%	[1]

[1]	Operating expenses paid by BFA under the Investment Advisory Agreement exclude Acquired Fund Fees and Expenses, if any.
[2]	The waiver of BFA's management fee for the Fund was implemented on March 3, 2022, and applied to management fees beginning February 1, 2022.